Exhibit 99.5

Monthly Investor Report: Verizon Master Trust - VZMT 2023-5

Collection Period	June 2025
Payment Date	07/21/2025
Transaction Month	22
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR: Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	9/22/25	09/08/2028	$265,070,000.00		5.61%			5.61%
Class A-1b	9/22/25	09/08/2028	$113,600,000.00	31	SOFR +0.68%	07/14/2025	4.34262%	5.02%
Class B	9/22/25	09/08/2028	$28,950,000.00		5.85%			5.85%
Class C	9/22/25	09/08/2028	$17,380,000.00		6.09%			6.09%

Total			$425,000,000.00

Series 2023-5 Allocation % x Group One Available Funds								$29,525,095.48
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$0.00
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption

Total Available Funds								$29,525,095.48

Beginning of Period Reserve Account Balance								$4,632,152.59
Required Reserve Amount								$4,632,152.59
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								0.00
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$4,632,152.59

Waterfall Distribution			Amount Due	Amount Paid	Shortfall	Carryover Shortfall		Remaining Available Funds
Master Collateral Agent Fee			$31.51	$31.51	$0.00	$0.00		$29,525,063.97
Owner Trustee Fee			$94.56	$94.56	$0.00	$0.00		$29,524,969.41
Asset Representations Reviewer Fee			$16.55	$16.55	$0.00	$0.00		$29,524,952.86
Supplemental ARR Fee			$66.20	$66.20	$0.00	$0.00		$29,524,886.66
Indenture Trustee Fee			$1,250.00	$1,250.00	$0.00	$0.00		$29,523,636.66
Servicing Fee			$328,472.04	$328,472.04	$0.00	$0.00		$29,195,164.62
Class A-1a Note Interest			$1,239,202.25	$1,239,202.25	$0.00	$0.00		$27,955,962.37
Class A-1b Note Interest			$491,323.85	$491,323.85	$0.00	$0.00		$27,464,638.52
First Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$27,464,638.52
Class B Note Interest			$141,131.25	$141,131.25	$0.00	$0.00		$27,323,507.27
Second Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$27,323,507.27
Class C Note Interest			$88,203.50	$88,203.50	$0.00	$0.00		$27,235,303.77
Third Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$27,235,303.77
Reserve Account up to Required Reserve Amount			$0.00	$0.00	$0.00	$0.00		$27,235,303.77
Regular Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$27,235,303.77
Supplemental Successor Servicer Fee			$0.00	$0.00	$0.00	$0.00		$27,235,303.77
Additional Interest Amounts			$0.00	$0.00	$0.00	$0.00		$27,235,303.77
Make-Whole Payments			$0.00	$0.00	$0.00	$0.00		$27,235,303.77
Additional Fees and Expenses			$0.00	$0.00	$0.00	$0.00		$27,235,303.77
Additional Trust Expenses			$0.00	$0.00	$0.00	$0.00		$27,235,303.77
Class R Interest			$27,235,303.77	$27,235,303.77	$0.00	$0.00		$0.00

Total			$29,525,095.48	$29,525,095.48	$0.00	$0.00

Total Priority Principle Payments and Additional Interest Amounts								$0.00

Noteholder Payments			Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a			$0.00	$0.00	$1,239,202.25	$0.00	$0.00	$1,239,202.25
Class A-1b			$0.00	$0.00	$491,323.85	$0.00	$0.00	$491,323.85
Class B			$0.00	$0.00	$141,131.25	$0.00	$0.00	$141,131.25
Class C			$0.00	$0.00	$88,203.50	$0.00	$0.00	$88,203.50

Total			$0.00	$0.00	$1,959,860.85	$0.00	$0.00	$1,959,860.85

Noteholder Payments	Note Balance per $1,000 of Notes	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
		Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$4.68	$0.00	$4.68	$265,070,000.00	1.00	$265,070,000.00	1.00
Class A-1b	$1,000.00	$4.33	$0.00	$4.33	$113,600,000.00	1.00	$113,600,000.00	1.00
Class B	$1,000.00	$4.88	$0.00	$4.88	$28,950,000.00	1.00	$28,950,000.00	1.00
Class C	$1,000.00	$5.08	$0.00	$5.08	$17,380,000.00	1.00	$17,380,000.00	1.00

Total	$1,000.00	$4.61	$0.00	$4.61	$425,000,000.00	1.00	$425,000,000.00	1.00

					Beginning Period		Add: Deposit	Ending Period
Principal Funding Account Limit					$212,500,000.00			$212,500,000.00
Principal Funding Account balance					$0.00		$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.